INCOME TAXES (Details 1) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Notes and other explanatory information [abstract]
Income (loss) before income taxes and noncontrolling interest	$ (291,388)	$ 665,309	$ (864,202)
Statutory tax rates	24.46%	27.25%	27.25%
Expected income tax (recovery)	$ (71,275)	$ 181,297	$ (235,495)
Change in statutory tax rates and FX rates	21,890	92,662	84,952
Nondeductible expenses	1,069,536	38,802	(42,264)
Deferral adjustments	(1,189,931)	(1,374,372)	(1,260,938)
Change in unrecognized deductible temporary differences	1,274,166	1,340,826	1,611,038
Net operating loss	(1,323,949)
Fiscal year to calendar year adjustment	316,501	(33,856)	(6,749)
Adjustment to prior years provision versus statutory tax returns	273,994
Total income tax expense:	$ 370,932	$ 245,358	$ 150,543